Income Taxes (Details) - Schedule of components of the income tax expenses (benefit) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Components of the Income Tax Expenses Benefit [Abstract]
Current	$ 17,549	$ 92,816
Deferred
Total	$ 17,549	$ 92,816